Investment Properties	12 Months Ended
Dec. 31, 2020
Disclosure Of Investment Property [Abstract]
Investment Properties

17.	INVESTMENT PROPERTIES

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020
Cost	466	742	5,701	96	7,005
Less: Accumulated depreciation	—	(502)	(124)	(1)	(627)
Net book value	466	240	5,577	95	6,378

As of December 31, 2019
Cost	467	716	—	—	1,183
Less: Accumulated depreciation	—	(453)	—	—	(453)
Net book value	467	263	—	—	730

A reconciliation of the net book value of investment properties was as follow:

	2020	2019
	US$’000	US$’000
Net book value at January 1	730	720
Addition	5,197	—
Depreciation (included in administrative expenses)	(144)	(33)
Transfer from property plant and equipment	7	—
Exchange difference	588	43
Net book value at December 31	6,378	730

17(b)The amount recognized in profit arising from the investment properties

Undiscounted lease payments receivable to be received during the lease terms are immaterial.

	2020	2019	2018
	US$’000	US$’000	US$’000
Rental income derived from investment properties	190	78	84
Direct operating expenses (including repairs and maintenance) generating rental income	(145)	(34)	(36)
Net profit arising from investment properties carried at cost	45	44	48

17.	INVESTMENT PROPERTIES (continued)

17(c)Measuring investment properties at fair value (continued)

The fair value of the investment properties are stated below:

	As of December 31,
	2020	2019
	US$’000	US$’000
Land not being used for operation	11,521	11,566
Office buildings for rent	2,060	1,460
Warehouse	5,701	—
Land leasehold right	96	—

The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.

17(d)Pledge

Information about the investment properties that were pledged to others as collaterals is provided in Note 27(e) (i).